Consolidated Statements of Cash Flows (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net Loss (excluding discontinued operation)	¥ (11,675)	$ (1,627)	¥ (14,159)
Loss of discontinued operation	(91)	(13)	(1,456)
Adjustments to reconcile net income (loss) from operations to net cash used by operating activities
Depreciation and amortization	3,237	451	2,602
Allowances for obsolete inventories, net			(230)
Loss on disposal of property and equipment			118
Deferred tax	(85)	(12)
Net changes in operating assets and liabilities:
Accounts receivable	12,179	1,696	(6,183)
Prepaid expenses and other current assets	(3,671)	(511)	(1,133)
Inventories	2,566	357	17,714
Accounts payable	(27,321)	(3,805)	(2,697)
Other payables and accrued liabilities	6,817	949	(7,140)
Related parties	5,485	764	935
Government grants	(302)	(42)	6,928
Other non-current assets	(222)	(31)	15
Net cash used in operating activities	(13,083)	(1,824)	(4,686)
Investing activities:
Payment for property and equipment			(2,057)
Payment for intangible assets			(147)
Net cash used in investing activities			(2,204)
Financing activities:
Proceeds from short-term borrowings	5,000	696	19,310
Loan received from a shareholder	30,728	4,280	2,000
Repayment of loan from a shareholder	(4,100)	(571)	(3,000)
Repayment of short-term borrowings	(11,505)	(1,602)	(11,026)
Repayments of long-term borrowings	(540)	(75)	(330)
Net cash provided by financing activities	19,583	2,728	6,954
Effect of exchange rate changes on cash and cash equivalent and restricted cash	1,527	214	7,726
Net increase in cash and cash equivalent and restricted cash	8,027	1,118	7,790
Cash and cash equivalents and restricted cash at beginning of period	72,434	10,089	67,192
Cash and cash equivalents and restricted cash at end of period	80,461	11,207	74,982
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)
Interest paid	2,464	343	4,075
Restricted cash	500	70	500
Cash and cash equivalents	79,961	11,137	74,482
Cash, cash equivalents and restricted cash	¥ 80,461	$ 11,207	¥ 74,982